Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 68,419,391	$ 31,151,874
Total non current assets	13,611,142	15,445,378
Total assets	82,030,533	46,597,252	$ 40,541,499
Total current liabilities	5,340,058	3,364,245
Total non current liabilities	3,418,864	9,933,662
Total liabilities	8,758,922	13,297,907	16,153,783
EQUITY
Contributed equity	313,422,305	242,990,507
Reserves	34,491,526	66,014,899
TOTAL EQUITY	73,271,611	33,299,345	$ 24,387,716	$ 33,521,927
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	51,560,979	21,659,619
Total non current assets	25,908,877	20,539,720
Total assets	77,469,856	42,199,339
Total current liabilities	1,309,609	634,177
Total non current liabilities	4,314,029	10,970,720
Total liabilities	5,623,638	11,604,897
EQUITY
Contributed equity	313,422,305	242,990,507
Reserves	34,845,815	65,765,139
Accumulated losses	(276,421,902)	(278,161,204)
TOTAL EQUITY	$ 71,846,218	$ 30,594,442